Contingencies and Commitments	12 Months Ended
Dec. 31, 2024
Contingencies and Commitments [Abstract]
CONTINGENCIES AND COMMITMENTS
26	CONTINGENCIES AND COMMITMENTS
As of December 31, 2024, the Company has no material contingent liabilities or financial commitments requiring disclosure under IAS 37 or IFRS 7.